Income Taxes - Tax Cuts And Jobs Act (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effect of Tax Cuts and Jobs Act [Abstract]
Federal tax rate	0.20%	0.03%	0.14%	0.03%	21.00%	21.00%	35.00%
Expected future federal tax rate					21.00%	21.00%
Remeasurement of deferred tax asset					$ (90,890)
Change in valuation allowance for Tax Cuts and Jobs Act					91,050
Net impact on provision for income taxes, remeasurement					$ 160
Limitation on net operating loss carryovers, as percentage of taxable income					80.00%	80.00%
Income tax benefit related to schedule of indefinite lived intangibles							$ 230
Provisional amount recorded for transition tax					$ 36	$ 15
Net impact on provision for income taxes, provisional tax					$ 0	0
Measurement period adjustment						$ 0
Accounting complete						true